CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2016
CASH DISTRIBUTIONS TO COMMON UNITS
Schedule of allocations of available cash from operating surplus between common unitholders and General Partner

		Marginal Percentage Interest in Distribution
	Total Quarterly Distribution Per Unit Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	$0.45	98%	2%
First Target Distribution	above $0.45 up to $0.81	98%	2%
Second Target Distribution	above $0.81 up to $0.88	85%	15%
Thereafter	above $0.88	75%	25%

Schedule of distributions

The following table provides information about our distributions (in millions, except per unit distributions amounts).

			Limited Partners			General Partner
Declaration Date	Payment Date	Per Unit Distribution	Common Units	Class B Units(c)		2%	IDRs(a)	Total Cash Distribution
1/16/2014	2/14/2014	$0.81	$50	$—		$1	$—	$51
4/25/2014	5/15/2014	$0.81	$51	$—		$1	$—	$52
7/23/2014	8/14/2014	$0.84	$53	$—		$1	$—	$54
10/23/2014	11/14/2014	$0.84	$53	$—		$1	$1	$55
1/22/2015	2/13/2015	$0.84	$54	$—		$1	$—	$55
4/23/2015	5/15/2015	$0.84	$54	$—		$1	$—	$55
7/23/2015	8/14/2015	$0.89	$56	$—		$2	$1	$59
10/22/2015	11/13/2015	$0.89	$57	$—		$1	$1	$59
1/21/2016	2/12/2016	$0.89	$57	$12	(d)	$1	$1	$71
4/21/2016	5/13/2016	$0.89	$58	$—		$1	$1	$60
7/21/2016	8/12/2016	$0.94	$62	$—		$1	$2	$65
10/20/2016	11/14/2016	$0.94	$63	$—		$1	$2	$66
1/23/2017 (b)	2/14/2017 (b)	$0.94	$64	$22	(e)	$2	$2	$90

(a)	The distributions paid for the year ended December 31, 2016 included incentive distributions to the General Partner of $6 million (2015 - $2 million, 2014 - $1 million).
(b)	On February 14, 2017, we paid a cash distribution of $0.94 per unit on our outstanding common units to unitholders of record at the close of business on February 2, 2017 (refer to Note 24).
(c)

The Class B units issued by us on April 1, 2015 represent limited partner interests in us and entitle TransCanada to an annual distribution which is an amount based on 30 percent of GTN’s annual distributions after exceeding certain annual thresholds (refer to Note 6 and 9).

(d)	On February 12, 2016, we paid TransCanada $12 million representing 30 percent of GTN’s total distributable cash flows for the nine months ended December 31, 2015 less $15 million.
(e)	On February 14, 2017, we paid TransCanada $22 million representing 30 percent of GTN’s total distributable cash flows for the year ended December 31, 2016 less $20 million (refer to Note 9 and 24).